UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22257

Hatteras Global Private Equity Partners Institutional, LLC

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Hatteras Global Private Equity Partners
Institutional, LLC

(a Delaware Limited Liability Company)

Financial Statements

As of and for the six months ended September 30, 2012

(Unaudited)

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

As of and for the six months ended September 30, 2012

(Unaudited)

Table of Contents

Schedule of Investments	1 - 3
Statement of Assets, Liabilities and Members’ Capital	4
Statement of Operations	5
Statements of Changes in Members’ Capital	6
Statement of Cash Flows	7
Notes to Financial Statements	8-21
Board of Managers	22-23
Fund Management	24
Other Information	25-27

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

Investments in Investment Funds (64.78%)	Cost	Fair Value
Investments in Non-Listed Private Equity Funds (39.65%)
China (1.07%)
Prax Capital China Growth Fund III (UST), L.P. [a,b]	$249,158	$149,456
Germany (4.13%)
Pinova Capital [a]	698,044	577,720
Holland (4.83%)
HPE PRO Institutional Fund B.V. [a]	745,439	674,522
Hong Kong (1.62%)
Orchid Asia V, L.P. [a,b]	268,073	226,233
India (8.01%)
India Business Excellence Fund I, Inc. [a,b] (53 Class A participating shares)	389,794	801,238
India Equity Partners Fund II, LLC [a,b]	256,675	229,215
Peepul Capital Fund III, LLC [a,b] (12 common shares)	123,025	87,984
Total India Investments		1,118,437
Switzerland (0.13%)
Euroknights VI [a,b]	60,109	18,272
United Kingdom (5.92%)
Elysian Capital I, L.P. [a,b]	714,013	826,905
United States (13.94%)
The Azalea Fund III, L.P. [a,b]	228,379	187,169
Baird Capital Partners V, L.P. [a,b]	482,774	567,244
Delta Capital Growth Fund, L.P. [a,b]	200,000	190,562
Radius Venture Partners III, L.P. [a,b]	244,860	406,888
Radius Venture Partners III QP, L.P. [a,b]	149,368	248,360
The Resilience Fund III, L.P. [a,b]	370,957	346,688
Total United States Investments		1,946,911
Total Investments in Non-Listed Private Equity Funds		5,538,456
Investments in Listed Private Equity Funds (25.13%)
Belgium (2.38%)
Gimv NV Ord (7,000 common shares)	400,523	332,624
Canada (0.88%)
Onex Corporation (3,100 common shares)	108,186	122,265
France (2.15%)
ANF Immobilier (162 common shares)	11,807	6,666
Eurazeo (6,413 common shares)	412,392	294,010
Total France Investments		300,676
Germany (2.40%)
Deutsche Beteiligung AG [b] (13,420 common shares)	360,891	335,239

See notes to financial statements.	ONE

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited) (Continued)

Investments in Investment Funds (continued)	Cost	Fair Value
Investments in Listed Private Equity Funds (continued)
Spain (2.13%)
Dinamia Capital Privado (32,791 common shares)	$380,458	$297,293
United Kingdom (15.19%)
Better Capital, Ltd. [b] (189,000 common shares)	358,098	452,223
Candover Investments PLC [b] (51,000 common shares)	532,440	277,038
Electra Private Equity [b] (9,800 common shares)	270,099	280,433
HgCapital Trust PLC (24,508 common shares)	388,398	396,221
Intermediate Capital Group (85,000 common shares)	456,189	409,922
SVG Capital PLC [b] (71,430 common shares)	318,778	306,140
Total United Kingdom Investments		2,121,977
Total Investments in Listed Private Equity Funds		3,510,074
Total Investments in Investment Funds (Cost $9,178,926)		9,048,530

Short-Term Investments (35.32%)
Federated Prime Obligations Fund #10, 0.14% [c]	415,314	415,314
PNC Bank Certificate of Deposit, 0.55% [d]	4,517,527	4,517,527
Total Short-Term Investments (Cost $4,932,841)		4,932,841
Total Investments (Cost $14,111,768) (100.10%)		13,981,371
Liabilities in excess of other assets (-0.10%)		(14,323)
Members' Capital (100.00%)		$13,967,048

a Investment Funds are issued in private placement transactions and, as such, are restricted as to resale.

b Non-income-producing.

c The rate shown is the annualized 7-day yield as of September 30, 2012.

d The rate shown is the annual interest rate as of September 30, 2012.

Total cost and fair value of restricted Investment Funds as of September 30, 2012 was $5,180,668 and $5,538,456, respectively.

Percentages shown represent fair value as a percentage of Members' capital.

See notes to financial statements.	TWO

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited) (Concluded)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF MEMBERS’ CAPITAL PERCENTAGES AS FOLLOWS:

See notes to financial statements.	THREE

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

September 30, 2012 (Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $9,178,926)	$9,048,530
Short-term investments, at fair value (cost $4,932,841)	4,932,841
Cash	597
Receivable for Investment Funds sold	99,955
Interest receivable	38
Prepaid assets	6,250
Total assets	14,088,211

Liabilities and members’ capital
Payable for Investment Funds purchased	20,199
Professional fees payable	26,585
Investment management fees payable	43,838
Servicing fees payable	17,481
Accounting and administration fees payable	10,000
Custodian fees payable	3,060
Total liabilities	121,163

Members’ capital	13,967,048
Total liabilities and members’ capital	$14,088,211

Components of members’ capital:
Capital contributions	$14,480,726
Accumulated net investment loss	(708,764)
Net unrealized depreciation of investments and foreign currency translation	(130,396)
Accumulated net realized gain on investments and foreign currency translation	325,482
Members’ capital	$13,967,048

Net asset value per unit	$98.48
Number of authorized units	Unlimited
Units issued to Adviser and Sub-Adviser	-
Units issued to Members	141,827.527
Number of outstanding units	141,827.527

See notes to financial statements.	FOUR

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

STATEMENT OF OPERATIONS

For the six months ended September 30, 2012 (Unaudited)

Investment income
Interest	$12,351
Dividends (net of withholding tax of $13,663)	63,163
Total investment income	75,514

Operating expenses
Investment management fees	85,780
Professional fees	37,188
Servicing fees	34,205
Accounting and administration fees	20,000
Managers’ fees	17,500
Custodian fees	6,045
Insurance expense	3,089
Other expenses	6,161
Net operating expenses	209,968
Net investment loss	(134,454)

Net realized gain and unrealized appreciation/(depreciation) of investments and foreign currency
Net realized gain on investments	36,079
Net realized gain on foreign currency translation	7,349
Net unrealized appreciation of investments	249,822
Net unrealized depreciation of foreign currency translation	(45,361)
Net realized gain and unrealized appreciation of investments and currency translation	247,889
Net increase in members’ capital resulting from operations	$113,435

See notes to financial statements.	FIVE

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

STATEMENTS OF CHANGES IN MEMBERS’ CAPITAL

For the year ended March 31, 2012 and for the six months ended September 30, 2012 (Unaudited)

	Members’ Capital	Adviser and Sub- Advisers’ Capital	Total Capital
Members’ capital, at March 31, 2011	$14,782,890	$33,574	$14,816,464
Net investment loss	(283,229)	-	(283,229)
Net realized gain on investments	255,923	-	255,923
Net unrealized depreciation of investments and foreign currency translation	(935,545)	-	(935,545)
Reverse prior period accrued Incentive allocation	33,574	(33,574)	-
Members’ capital, at March 31, 2012	$13,853,613	$-	$13,853,613
Net investment loss	(134,454)	-	(134,454)
Net realized gain on investments and foreign currency translation	43,428	-	43,428
Net unrealized appreciation of investments and foreign currency translation	204,461	-	204,461
Members’ capital, at September 30, 2012	$13,967,048	$-	$13,967,048

See notes to financial statements.	SIX

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

STATEMENT OF CASH FLOWS

For the six months ended September 30, 2012 (Unaudited)

Cash flows from operating activities:
Net increase in members’ capital resulting from operations	$113,435
Adjustments to reconcile net decrease in members’ capital resulting from operations to net cash used in operating activities:
Purchases of Investment Funds	(1,588,657)
Net purchases of short-term investments	1,268,967
Proceeds from Investment Funds sold	522,033
Net realized gain on investments and foreign currency translation	(43,428)
Net unrealized appreciation of investments and currency translation	(204,461)
Increase in receivable for Investments Funds sold	(70,744)
Decrease in Investments Funds paid in advance	8,236
Decrease in dividends receivable	10,487
Decrease in interest receivable	247
Increase in prepaid assets	(6,250)
Decrease in due to custodian	(8,236)
Increase in Investments Funds payable	20,199
Decrease in professional fees payable	(24,415)
Increase in investment management fees payable	355
Increase in servicing fees payable	142
Increase in accounting and administration fees payable	1,250
Decrease in managers’ fees payable	(1,250)
Increase in custodian fees payable	2,060
Net cash used in operating activities	(30)

Net change in cash	(30)

Cash at beginning of period	627
Cash at end of period	$597

See notes to financial statements.	SEVEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2012 (Unaudited) (Continued)

1.	ORGANIZATION

Hatteras Global Private Equity Partners Institutional, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on April 1, 2010. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Capital Investment Management, LLC (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Capvent US Advisors, LLC (“Capvent”), an investment adviser registered with the SEC under the Advisers Act, serves as sub-adviser to the Fund (in such capacity, the “Sub-Adviser”). The Fund’s placement agent, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC (the “Placement Agent”).

The Fund had an initial closing on April 1, 2010 (the “Initial Closing”) and a final closing on March 31, 2011 (the “Final Closing”). The Fund’s investment period (the “Investment Period”) is three years following the Final Closing of the Fund. The Fund will continue until the date that is ten years from the date of the Final Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement, as amended and restated (the “LLC Agreement”). The term may be extended for two one-year periods at the discretion of the Board of Managers (the “Board”) of the Fund.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (the “Members”), subject to the laws of the State of Delaware and the LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business. The Fund’s investment objective is to seek attractive long-term capital appreciation by investing in a diversified portfolio of private equity investments. In particular, the Fund’s objective is to earn superior risk-adjusted returns by systematically overweighting the vehicles, segments and opportunities that the Adviser and Sub-Adviser believe offer the most attractive relative value at a given point in time.

2.	Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”).

EIGHT

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2012 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

b.	Cash

Cash, if any, includes short-term interest-bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. At September 30, 2012, there was $597 held in cash by the Fund.

c.	Valuation of Portfolio Investments

The Fund's valuation procedures have been adopted by the Fund's Board, which oversees the implementation of these procedures. The valuation procedures are implemented by the Adviser and the Fund's third party administrator, which report to the Board. For third-party information, the Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

Investments held by the Fund include:

• Investments in Non-Listed Private Equity Funds - The Fund will value interests in non-listed private equity funds (“Non-Listed Funds”) at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with the Fund’s valuation procedures. Investments in Non-Listed Funds are subject to the terms of the Non-Listed Funds’ offering documents. Valuations of the Non-Listed Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Non-Listed Funds’ investment manager as required by the Non-Listed Funds’ offering documents. If the Adviser determines that the most recent value reported by any Non-Listed Fund does not represent fair value or if any Non-Listed Fund fails to report a value to the Fund, a fair value determination is made under the Fund’s valuation procedures. These fair value procedures employed by the Adviser generally adjust items reported by the Non-Listed Fund using accounting principles other than U.S. GAAP to U.S. GAAP, as required by the Fund. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. The interests of some Non-Listed Funds may be valued less frequently than the calculation of the Fund’s net asset value. Therefore, the reported performance of the Non-Listed Fund may lag the reporting period of the Fund. The Adviser has established procedures for reviewing the effect on the Fund’s net asset value due to this lag in reported performance of the Non-Listed Funds.

NINE

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2012 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

• Investments in Listed Private Equity Funds - Listed private equity funds include listed private equity vehicles, such as business development companies (including derivatives tied to the return of such vehicles) (“Listed Funds”, and together with Non-Listed Funds, “Investment Funds”). Securities of Listed Funds traded on one or more of the U.S. national securities exchanges or the Over-The-Counter (“OTC”) Bulletin Board or on foreign securities exchanges will be valued at their last sales price. Securities of Listed Funds traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”) at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined.

• Short-Term Investments – During the six months ended September 30, 2012, the Fund held the short-term investment Federated Prime Obligation Fund #10, an open-ended money market fund (the “MMF”) incorporated in the United States of America. The MMF’s objective is to seek and provide current income consistent with the stability of principal. The MMF invests in a portfolio of short-term, high-quality, fixed income securities issued by banks, corporations and the U.S. government. The MMF held by the Fund seeks to preserve a net asset value of $1.00 per share. The MMF is valued at a yield-adjusted net asset value per share, which is currently equal to $1.00 per share as represented on one or more of the U.S. national securities exchanges. The Fund also holds a certificate of deposit (“CD”) with a commercial bank.  The CD has a rolling six-month maturity schedule, and is thus classified as a short-term investment.  The interest rate on the CD rises every six months.  At September 30, 2012, the current rate of interest on the CD was 0.55%.  The CD is valued at principal plus accrued interest, and is subject to the credit quality of the commercial bank that issued the CD.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

TEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2012 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

The following table sets forth information about the levels within the fair value hierarchy at which the Fund's investments are measured as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Non-Listed Private Equity Funds	$-	$-	$5,538,456	$5,538,456
Listed Private Equity Funds	3,510,074	-	-	3,510,074
Short-Term Investments	415,314	4,517,527	-	4,932,841
Total	$3,925,388	$4,517,527	$5,538,456	$13,981,371

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended September 30, 2012, there were no transfers in and out of Level 1, Level 2 or Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of March 31, 2012	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Balance as of September 30, 2012
Non-Listed Private Equity Funds	$3,941,941	$-	$133,708	$1,588,657	$(122,850)	$5,538,456
Total Investments	$3,941,941	$-	$133,708	$1,588,657	$(122,850)	$5,538,456

*	Change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments held at the reporting date is $ (133,708).

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

ELEVEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2012 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2012:

Type of Investment	Fair Value as of September 30, 2012	Valuation Technique
Non-Listed Private Equity Funds

China	$149,456	Net asset value (the “NAV”) as practical expedient *

Germany	577,720	NAV as practical expedient *

Holland	674,522	NAV as practical expedient *

Hong Kong	226,233	NAV as practical expedient *

India	1,118,437	NAV as practical expedient *

Switzerland	18,272	NAV as practical expedient *

United Kingdom	826,905	NAV as practical expedient *

United States	1,946,911	NAV as practical expedient *

Total Investments	$5,538,456

* Unobservable input

No adjustments were made to the NAV provided by the investment manager or administrator of the Non-Listed Private Equity Funds. Adjustments to the NAV provided by the investment manager or administrator of the Non-Listed Private Equity Funds would be considered if the practical expedient NAV was not as of the Fund's measurement date; it was probable that the Non-Listed Private Equity Fund would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund's valuation procedures that the Non-Listed Private Equity Fund is not being reported at fair value.

TWELVE

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2012 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

ASU 2009-12 to Accounting Standards Codification (“ASC”) 820-10-35, Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent) (“ASU 2009-12”) permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

A listing of the investments held by the Fund and their attributes, as of September 30, 2012, that may qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Non-Listed Private Equity – Growth Capital (a)	Investments in nonpublic companies; investment used to fund business expansion	$931,291	$1,787,433	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity – Leveraged Buyout (b)	Investments in nonpublic companies; the acquisition of the company uses some percentage of debt	$3,596,093	$5,730,295	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity – Venture Capital(c)	Investments in early-stage, high-potential, high-risk, growth startup companies	$655,248	$447,147	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity – Special Situations(d)	Investments in nonpublic companies that are in financial distress.	$355,824	$1,191,119	Up to 10 years	None	N/A	N/A
*	The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

THIRTEEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2012 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

The Fund’s investments reflect their estimated fair value, which would generally be the net asset value as provided by the Investment Fund or its administrator.

(a)	The category includes Investment Funds that invest primarily in nonpublic companies in need of growth capital. Distributions from each fund will be received as the underlying investments of the funds are liquidated. The Fund estimates that the majority of the underlying investments in the asset class will be distributed in 2-8 years.

(b)	The category includes Investment Funds that invest primarily in nonpublic companies that make use of debt for a percentage of its capital. Distributions from each fund will be received as the underlying investments of the funds are liquidated. The Fund estimates that the majority of the underlying investments in the asset class will be distributed in 2-8 years.

(c)	The category includes Investment Funds that invest primarily in early-stage, high-potential, high-risk, growth startup companies. Distributions from each fund will be received as the underlying investments of the funds are liquidated. The Fund estimates that the majority of the underlying investments in the asset class will be distributed in 2-8 years.

(d)	The category includes Investment Funds that invest primarily in nonpublic companies that are in financial distress based on a special situation rather than the underlying fundamentals of the security. Distributions from each fund will be received as the underlying investments of the funds are liquidated. The Fund estimates that the majority of the underlying investments in the asset class will be distributed in 2-8 years.

d.	Investment Income

Interest income is recorded when earned. Dividend income is recognized on the ex-dividend date. Disbursements received from non-listed private equity investments are accounted for as a reduction of cost, or allocated between cost and realized gains and losses dependent upon information received from the Non-Listed Fund. Investments in listed private equity investments are recorded on a trade-date basis. Investments in Non-Listed Funds are recorded on a subscription-effective-date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses are determined on a specific-identified-cost basis.

e.	Fund Expenses

Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Expenses of the Fund include, but are not limited to, the following: all costs and expenses related to portfolio transactions, legal fees, accounting, auditing, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, investment management fee, board of managers’ fees, and expenses of meetings of the Board.

f.	Investments Denominated in Foreign Currency

Investments denominated in foreign currency are translated at closing spot rates of exchange on September 30, 2012. Transactions during the six months ended September 30, 2012 are translated at the spot rate of exchange prevailing on the date of the transaction.

FOURTEEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2012 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

f.	Investments Denominated in Foreign Currency (Continued)

The portion of gains and losses on investments that are due to changes in foreign currency exchange rates from that which is due to changes in the fair value of investments is disclosed on the Statement of Operations.

g.	Income Taxes

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions and has determined that it does not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

The Fund files income tax returns in U.S. federal jurisdictions and various states, which remain open for examination by the tax authorities for a period of three years from when they are filed. The tax years currently subject to evaluation by tax authorities are 2010 and 2011.

h.	Distributions

Beginning in the 37th month after the Final Closing, or earlier at the Board’s discretion, the Fund may make distributions to Members at least annually, or more frequently, at the Board’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the net amounts of distributions (after Fund fees and expenses) received by the Fund from Investment Funds during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro rata based upon Members' Units held.

i.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from those estimates.

FIFTEEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2012 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

j.	Recent Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities (“ASU 2011-11”). The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

3.	Management Fees AND Related Party Transactions

The Adviser is responsible for the management and operation of the Fund and the investment of the Fund’s assets, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the “Investment Management Agreement”). Under the terms of the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program. The Sub-Adviser serves as sub-adviser to the Fund pursuant to the terms of a sub-advisory agreement among the Adviser, the Sub-Adviser and the Fund.

In consideration for such services, the Adviser charges the Fund a quarterly investment management fee (the “Investment Management Fee”) equal to 1.25% on an annualized basis of the net assets of the Fund as of each quarter-end. The Adviser pays the Sub-Adviser a portion of the Investment Management Fee it receives from the Fund. For the six months ended September 30, 2012, the total Investment Management Fee was $85,780.

The Fund will pay an incentive allocation (the “Incentive Allocation”) at the end of each calendar year of the Fund (and at certain other times, including upon the effective date of any repurchase), to each of the Adviser and Sub-Adviser in an amount equal to 5% (10% in the aggregate) of the excess, if any, of the net profits of the Fund above the balance of the Fund’s loss recovery amount, provided the Fund has earned at least a 6% annualized return (prior to the deduction of the Incentive Allocation) for the year. Any Incentive Allocation will be deducted pro-rata from each Member’s Units. For the period from April 1, 2010 (commencement of operations) to March 31, 2011, the Fund accrued Incentive Allocation to the Adviser and Sub-Adviser in the amount of $33,574. For the year ended March 31, 2012, the previously accrued Incentive Allocation of $33,574 was reversed. There is no accrued incentive allocation for the six months ended September 30, 2012.

SIXTEEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2012 (Unaudited) (Continued)

3.	Management Fees AND Related Party Transactions (Continued)

The Fund pays the Adviser or one of its affiliates, in its capacity as the servicing agent (the “Servicing Agent”), a quarterly servicing fee (the “Fund Servicing Fee”) equal to 0.50% on an annualized basis of the net assets of the Fund. The Fund Servicing Fee is paid to the Servicing Agent out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. For the six months ended September 30, 2012, the Fund incurred Fund Servicing Fees totaling $34,205, which is included in the statement of operations under servicing fees.

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), receives an annual retainer of up to $10,000 from the Fund for their services on the Board and for their services as a member of the audit committee of the Fund. All Board members are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended September 30, 2012, retainers to the Independent Managers totaled $17,500 and are included in the statement of operations under managers’ fees.

4.	Accounting, Administration, and Custodial Agreement

In consideration for accounting, administrative, and recordkeeping services, the Fund pays J.D. Clark & Company, a division of UMB Fund Services, Inc. (the “Administrator”), a quarterly administration fee based on the month-end net asset value of the Fund. The Administrator also provides regulatory administrative services, transfer agency functions, and Member services at an additional cost. For the six months ended September 30, 2012, the total accounting and administration fee was $20,000, and is included in the statement of operations under accounting and administration fees. UMB Bank, n.a., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

5.	Investment Transactions

Total purchases of investments for the six months ended September 30, 2012 amounted to $1,588,657. Total proceeds from sales, redemptions, or other dispositions of investments for the six months ended September 30, 2012 amounted to $522,033. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the investments. The Fund relies upon actual and estimated tax information provided by the private equity funds in which it invests as to the amounts of taxable income allocated to the Fund.

The Fund intends to invest substantially all of its available capital in private equity investments. The non-listed private equity investments will be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods.

SEVENTEEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2012 (Unaudited) (Continued)

5.	Investment Transactions (Continued)

Due to the timing of tax information received from the private equity investments, tax basis reporting is not available as of the reporting date.

6.	INdemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.	Risk Factors

An investment in the Fund involves significant risks, including liquidity risk, non-diversification risk, currency risk and economic, political and legal risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. For a more complete list of risk factors, Members should refer to their Confidential Placement Memorandum, as supplemented, and the corresponding Statement of Additional Information, as supplemented. No guarantee or representations is made that the investment objective of the Fund will be met.

Liquidity risk: Transfer of the Units is subject to significant restrictions. Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable. The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans. Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

Non-diversification risk: If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

Currency risk: The Fund’s investments (both direct and indirect) may be made in a number of different currencies. Any returns on, and the value of such investments, may therefore be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s investments are denominated against the U.S. dollar may result in a decrease in value of the Fund’s net assets.

EIGHTEEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2012 (Unaudited) (Continued)

7.	Risk Factors (Continued)

The Adviser and the Sub-Adviser do not plan to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser and the Sub-Adviser deem hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such a decline.

Economic, political and legal risks: The Fund’s investments (both direct and indirect) will be made in a number of countries, including less developed countries, exposing investors to a range of potential economic, political and legal risks that could have an adverse effect on the Fund. These may include, but are not limited to, declines in economic growth, inflation, deflation, currency revaluation, nationalization, expropriation, confiscatory taxation, governmental restrictions, adverse regulation, social or political instability, negative diplomatic developments, military conflicts, and terrorist attacks.

Investors should note that the private equity markets in countries where the Fund’s investments are made may be significantly less developed than those in the United States. Certain investments may be subject to extensive regulation by national governments and/or political subdivisions thereof, which prevent the Fund or the Portfolio Funds from making investments they otherwise would make, or to incur substantial additional costs or delays that they otherwise would not suffer. Such countries may have different regulatory standards with respect to insider trading rules, restrictions on market manipulation, shareholder proxy requirements and/or disclosure of information. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors, including the Fund and the Portfolio Funds. Any such laws or regulations may change unpredictably based on political, economic, social, and/or market developments.

8.	Financial Highlights

The financial highlights are intended to help an investor understand the Fund’s financial performance for the past period. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amount are calculated based on the Member group taken as a whole and excludes the Adviser and Sub-Adviser. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

NINETEEN

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2012 (Unaudited) (Continued)

8. Financial Highlights (Continued)

The ratios are calculated by dividing total dollars of net investment loss or expenses, as applicable, by the average of total monthly Members’ capital. The ratios do not reflect the Fund’s proportionate share of income and expenses from the Fund’s private equity investments. The total return amount is calculated based on the change in the net asset value during each accounting period.

Per Unit Operating Performance:
Net Asset Value, April 1, 2010	$100.00
Income from investment operations:
Net investment loss	(2.05)
Net realized gain and unrealized appreciation of investments and foreign currency translation	6.52
Total from investment operations	4.47
Incentive Allocation	(0.24)
Net Asset Value, March 31, 2011	$104.23
Income from investment operations:
Net investment loss	(2.00)
Net realized gain and unrealized depreciation of investments and foreign currency translation	(4.79)
Total from investment operations	(6.79)
Reverse accrued Incentive Allocation from April 1, 2010 (commencement of operations) to March 31, 2011	0.24
Net Asset Value, March 31, 2012	$97.68
Income from investment operations:
Net investment loss	(0.95)
Net realized gain and unrealized appreciation of investments and foreign currency translation	1.75
Total from investment operations	0.80
Net Asset Value, September 30, 2012	98.48

TWENTY

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2012 (Unaudited) (Continued)

8.	Financial Highlights (Continued)

	For the six months ended September 30, 2012	For the year ended March 31, 2012	For the period from April 1, 2010 (commencement of operations) to March 31, 2011
Total return before Incentive Allocation	0.82%[1]	(6.51)%	4.63%
Total return after Incentive Allocation	0.82%[1]	(6.29)%	4.23%
Members’ capital, end of year/period (000’s)	$13,967	$13,854	$14,783
Portfolio Turnover	6.40%[1]	6.81%	4.93%
Ratios as a percentage of average Members’ capital
Net investment loss:	(1.96)%[2]	(2.03)%	(5.15)%
Total operating expenses, net	3.07%[2]	2.84%	5.58%
Management fee waiver	-	-	1.31%
Incentive Allocation	-	(0.24)%[3]	0.59%
Total operating expenses, gross including Incentive Allocation	3.07%	2.60%	7.48%

1 Not annualized.

2 Annualized.

3 Reverse accrued Incentive Allocation from April 1, 2010 (commencement of operations) to March 31, 2011.

9. Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued and determined there were no other subsequent events that required disclosure in or adjustment to the financial statements.

TWENTY-ONE

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of September 30, 2012, is set forth below. The business address of each Manager is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615. The Fund’s Statement of Additional Information, as supplemented, includes additional information about the Managers and may be obtained without charge by calling Hatteras at 1-866-388-6292.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex Overseen by Manager
INTERESTED MANAGER
David B. Perkins* July 18, 1962	President and Chairman of the Board of Managers of the Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Managers and President of the Fund since inception. Mr. Perkins is the Founder and Chairman of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	19
INDEPENDENT MANAGERS
H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	19
Steve E. Moss, CPA February 18, 1953	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark & Copley, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	19
Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	19
Daniel K. Wilson June 22, 1948	Manager; Audit Committee Member of the Fund	Since June 2009	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004 to 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	19

*Mr. Perkins is deemed to be an “interested” Manager of the Fund because of his affiliations with the Adviser.

TWENTY-TWO

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited)

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex Overseen by Manager
INDEPENDENT MANAGERS (Continued)
Joseph E. Breslin** November 18, 1953	Manager	Since 2012	Mr. Breslin is currently a private investor. He has been a Director of Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (9 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (9 portfolios). From 2007 to 2009, Mr. Breslin was the Chief Operating Officer of Central Park Credit Holdings, Inc. and prior to that, was the Chief Operating Officer of Aladdin Capital Management LLC, beginning in 2005.	16
Thomas Mann** February 1, 1950	Manager	Since 2012	Mr. Mann has been the Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products since 2003. He is also a Director of Virtus Global Multi-Sector Income Fund since 2011.	16

** Mr. Breslin and Mr. Mann became Managers effective February 23, 2012.

TWENTY-THREE

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2012, of each of the persons currently serving as Executive Officer. The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex Overseen by Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of the Fund	Since Inception	Prior to becoming Secretary of each fund in the Hatteras Complex in 2008, Mr. Fields had been the Treasurer of each fund since inception. Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.	N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Fund	Since Inception	Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Adviser as of January 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007. From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.	N/A
Robert Lance Baker September 17, 1971	Treasurer of the Fund	Since Inception	Mr. Baker joined Hatteras in March 2008 and became Treasurer of the funds in the Hatteras Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of the Adviser and its affiliates. Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC. At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.	N/A

TWENTY-FOUR

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

Annual Renewal of Investment Management Agreement

At a meeting of the Board of the Fund held on May 24, 2012, by a unanimous vote, the Board of the Fund, including a majority of the Managers who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, approved the continuation of the Investment Management Agreement (the “Investment Management Agreement”) for an additional year.

In advance of the May 24, 2012 meeting, the Independent Managers requested and received extensive materials from the Investment Manager to assist them in considering the renewal of the Investment Management Agreement. The Independent Managers reviewed reports from third parties and the Investment Manager relating to the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Investment Management Agreement, nor were the items described herein all encompassing of the matters considered by the Board.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Adviser to the Fund under the Investment Management Agreement, including the selection of Fund investments, allocation of Fund investments by type, geography, sub-strategy, evaluation of risk exposure and risk controls, experience and training of the Adviser's investment professionals, and day-to-day portfolio management and general investment selection. The Board considered the due diligence to be performed by Capvent US Advisors LLC (the “Sub-Adviser”) as the Fund’s sub-advisor, and the Sub-Advisor’s role in all aspects of the Fund’s investment program including participation on the Fund’s Investment Committee. The Board also reviewed and considered the qualifications of the portfolio managers, and other key personnel of the Adviser and Sub-Adviser who provide the investment advisory and administrative services to the Fund. The Board determined that the Adviser's and Sub-Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Adviser's compliance policies and procedures, including the procedures used to determine the value of each of the Fund's investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser under the Investment Management Agreement, including, among other things, providing office facilities, equipment, and personnel.

The Board noted that the Fund’s performance during the fiscal year ended March 31, 2011 and the semi-annual period ended September 30, 2011 trailed that of both of the comparative funds selected by management. The Board noted that the Fund’s performance was not unreasonable especially given the difficulty of constructing a truly meaningful peer universe.

The Board concluded that the overall quality of the advisory and administrative services was satisfactory.

Fees and Expenses Relative to Comparable Funds Managed by the Investment Manager and Other Investment Managers

The Board reviewed the advisory fee rates and expected total expense ratio of the Fund. In addition, the Board noted that at the end of each calendar year of the Fund (and at certain other times, including upon the effective date of any repurchase), the Adviser and Sub-Adviser will be entitled to receive an Incentive Allocation. The Board noted that the Incentive Allocation paid to the Adviser and Sub-Adviser during the fiscal year ended March 31, 2011 was reversed during the fiscal year ended March 31, 2012, so that the Fund incurred no net Incentive Allocation over these two fiscal years.

The Board also considered the annual Servicing Fees and the Placement Fee. The Servicing Fees are paid to the Adviser or an affiliate of the Adviser, and the Placement Fee was paid to an affiliate of the Adviser during the period when the Fund was open to investors. The Board noted that the Servicing Fees may be waived by the Adviser or paid to a third-party. Further, the Placement Agent agreed to rebate to the Fund any amount it received as a Placement Fee. The Board noted that the Fund is closed to new investors.

TWENTY-FIVE

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

The Board compared the advisory fee, Incentive Allocation fee and total expense ratio for the Fund with various closed-end fund of funds, including funds advised by the Adviser. The Board noted that the Fund’s gross advisory fee was within the range of comparative funds, with two of the five comparative funds having a lower gross advisory fee, two having a higher gross advisory fee and one having the same gross advisory fee as the Fund. The Board noted that the rebate of Advisory and Sub-Advisory fees to the Fund expired as of the end of the fiscal year ended March 31, 2011. The Board noted that the Fund’s total expense ratio is higher than two of the five comparative funds.

The Board also reviewed an income statement showing Adviser profitability with respect to services it provides to all of the Hatteras investment companies advised by the Adviser, including the Fund. The Board noted that the Adviser had significant expenditures on servicing infrastructure. The Board did not believe that the Adviser or Sub-Adviser received excessive revenues or profits.

The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services proposed to be provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the investment management fees, noting that no change in fees had been proposed. The Board noted that the Fund is closed to new investors and believed that it was unlikely that economies of scale will be achieved. Further, the Board believed that breakpoints are not appropriate considering that the Fund is closed.

Profitability of Investment Manager and Affiliates

As described above, the Board reviewed income statements and other financial reports prepared by management for the year to date period ended March 31, 2012. The income statement showed that the Adviser earned a small profit margin with respect to its management of the Fund. Given the services provided to the Fund and the level of expenditures for Service Fee expenses, the Board determined that the Adviser did not earn excessive profits.

Fall-out Benefits

The Board considered the Fund Servicing Fee earned by the Adviser and its affiliates was reasonable given the services to be provided to the Fund. The Adviser spent more on Service Fees expenses for all of the Hatteras funds than it earned in Service Fee income. The Board also considered that an affiliate of the Adviser was paid a Placement Agent fee by the Fund. However, the Placement Agent agreed to rebate to the Fund any amounts received as a Placement fee. The Board noted that the Sub-Adviser believes that its relationship with the Fund enhances the Sub-Adviser’s visibility in the United States

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its investors to approve the Investment Management Agreement and Sub-Advisory Agreement for an additional one year term.

TWENTY-SIX

Hatteras Global Private Equity Partners Institutional, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TWENTY-SEVEN

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HATTERAS GLOBAL PRIVATE EQUITY PARTNERS INSTITUTIONAL, LLC

By (Signature and Title)*

/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	December 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	December 7, 2012

By (Signature and Title)*

/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	December 7, 2012

* Print the name and title of each signing officer under his or her signature.